Quarterly Holdings Report
for
Fidelity Managed Retirement 2015 Fund℠
April 30, 2022
RW34-NPRT3-0622
1.858598.114
Domestic Equity Funds - 13.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	15,149	188,606
Fidelity Series Commodity Strategy Fund (a)	20,021	106,310
Fidelity Series Large Cap Growth Index Fund (a)	7,967	123,252
Fidelity Series Large Cap Stock Fund (a)	7,580	133,409
Fidelity Series Large Cap Value Index Fund (a)	17,948	260,072
Fidelity Series Small Cap Opportunities Fund (a)	5,116	63,546
Fidelity Series Value Discovery Fund (a)	6,190	94,581
TOTAL DOMESTIC EQUITY FUNDS (Cost $841,280)		969,776

International Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,011	87,156
Fidelity Series Emerging Markets Fund (a)	6,169	53,175
Fidelity Series Emerging Markets Opportunities Fund (a)	28,653	493,700
Fidelity Series International Growth Fund (a)	11,791	180,516
Fidelity Series International Index Fund (a)	7,124	76,081
Fidelity Series International Small Cap Fund (a)	3,250	53,725
Fidelity Series International Value Fund (a)	17,480	180,916
Fidelity Series Overseas Fund (a)	15,592	180,868
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,257,067)		1,306,137

Bond Funds - 60.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	85,256	854,269
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	22,133	203,849
Fidelity Series Corporate Bond Fund (a)	52,873	504,410
Fidelity Series Emerging Markets Debt Fund (a)	4,667	36,633
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,385	11,788
Fidelity Series Floating Rate High Income Fund (a)	783	7,155
Fidelity Series Government Bond Index Fund (a)	74,684	722,198
Fidelity Series High Income Fund (a)	4,829	42,203
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,513	55,404
Fidelity Series International Credit Fund (a)	271	2,402
Fidelity Series International Developed Markets Bond Index Fund (a)	27,569	250,599
Fidelity Series Investment Grade Bond Fund (a)	71,746	751,897
Fidelity Series Investment Grade Securitized Fund (a)	56,267	527,787
Fidelity Series Long-Term Treasury Bond Index Fund (a)	40,149	277,831
Fidelity Series Real Estate Income Fund (a)	2,676	29,671
TOTAL BOND FUNDS (Cost $4,587,574)		4,278,096

Short-Term Funds - 7.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.40% (a)(b)	111,152	111,152
Fidelity Series Short-Term Credit Fund (a)	11,487	111,077
Fidelity Series Treasury Bill Index Fund (a)	33,393	333,598
TOTAL SHORT-TERM FUNDS (Cost $559,282)		555,827

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,245,203)	7,109,836
NET OTHER ASSETS (LIABILITIES) - 0.0%	(155)
NET ASSETS - 100.0%	7,109,681

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	1,026,633	169,191	3,764	(1,147)	(2,026)	854,269
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	319,306	97,111	1,445	(3,548)	(14,798)	203,849
Fidelity Series Blue Chip Growth Fund	289,125	150,534	146,609	59,003	(9,470)	(94,974)	188,606
Fidelity Series Canada Fund	94,119	26,196	36,928	2,210	1,004	2,765	87,156
Fidelity Series Commodity Strategy Fund	241,470	92,598	206,447	75,019	(2,245)	(19,066)	106,310
Fidelity Series Corporate Bond Fund	661,972	128,441	184,294	14,032	(10,462)	(91,247)	504,410
Fidelity Series Emerging Markets Debt Fund	48,903	8,689	13,411	1,611	(1,506)	(6,042)	36,633
Fidelity Series Emerging Markets Debt Local Currency Fund	16,020	2,978	4,389	593	(330)	(2,491)	11,788
Fidelity Series Emerging Markets Fund	67,670	20,468	18,338	2,152	(1,411)	(15,214)	53,175
Fidelity Series Emerging Markets Opportunities Fund	613,000	286,291	195,509	68,660	(19,028)	(191,054)	493,700
Fidelity Series Floating Rate High Income Fund	9,394	1,485	3,670	296	(70)	16	7,155
Fidelity Series Government Bond Index Fund	833,826	194,431	217,134	7,222	(9,904)	(79,021)	722,198
Fidelity Series Government Money Market Fund 0.40%	304,584	20,451	213,883	192	-	-	111,152
Fidelity Series High Income Fund	56,358	8,758	18,183	2,250	(771)	(3,959)	42,203
Fidelity Series Inflation-Protected Bond Index Fund	863,559	68,988	840,540	34,781	49,738	(86,341)	55,404
Fidelity Series International Credit Fund	2,685	66	-	66	-	(349)	2,402
Fidelity Series International Developed Markets Bond Index Fund	-	319,783	50,804	251	(2,077)	(16,303)	250,599
Fidelity Series International Growth Fund	224,175	87,506	73,157	17,933	(5,885)	(52,123)	180,516
Fidelity Series International Index Fund	93,177	25,141	29,262	2,377	(1,369)	(11,606)	76,081
Fidelity Series International Small Cap Fund	78,585	20,471	21,796	9,339	(1,904)	(21,631)	53,725
Fidelity Series International Value Fund	222,330	63,600	88,537	11,250	(1,671)	(14,806)	180,916
Fidelity Series Investment Grade Bond Fund	912,167	184,905	238,067	15,940	(11,198)	(95,910)	751,897
Fidelity Series Investment Grade Securitized Fund	628,793	127,727	164,271	5,412	(7,616)	(56,846)	527,787
Fidelity Series Large Cap Growth Index Fund	184,445	57,663	98,177	4,534	14,235	(34,914)	123,252
Fidelity Series Large Cap Stock Fund	203,037	43,125	93,878	17,830	10,353	(29,228)	133,409
Fidelity Series Large Cap Value Index Fund	393,040	90,847	203,548	23,608	28,420	(48,687)	260,072
Fidelity Series Long-Term Treasury Bond Index Fund	269,756	166,350	94,646	4,882	(9,007)	(54,622)	277,831
Fidelity Series Overseas Fund	224,717	77,380	79,525	6,642	(3,062)	(38,642)	180,868
Fidelity Series Real Estate Income Fund	34,002	4,741	7,201	1,246	40	(1,911)	29,671
Fidelity Series Short-Term Credit Fund	261,084	25,104	165,526	3,028	(2,703)	(6,882)	111,077
Fidelity Series Small Cap Opportunities Fund	97,537	42,259	46,790	24,045	(944)	(28,516)	63,546
Fidelity Series Treasury Bill Index Fund	848,774	62,310	576,945	667	(209)	(332)	333,598
Fidelity Series Value Discovery Fund	144,435	31,992	70,220	14,898	6,942	(18,568)	94,581
	8,922,739	3,787,217	4,467,987	437,178	3,195	(1,135,328)	7,109,836

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.